Revenues (Schedule of Disaggregation of Revenues Based on Time) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disaggregation of Revenue [Line Items]
Total Revenues	$ 117,623	$ 163,163	$ 250,530	$ 318,463
Revenues recognized in point in time [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	82,655	121,088	176,471	236,806
Revenues recognized over time [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	34,968	42,075	74,059	81,657
Products [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	73,877	110,341	157,049	215,432
Products [Member] | Revenues recognized in point in time [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	73,877	110,341	157,049	215,432
Services [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	43,746	52,822	93,481	103,031
Services [Member] | Revenues recognized in point in time [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	8,778	10,747	19,422	21,374
Services [Member] | Revenues recognized over time [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	$ 34,968	$ 42,075	$ 74,059	$ 81,657